Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 10,830	$ 9,329	$ 21,632	$ 18,302
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	10,008	7,962	19,902	15,697
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 822	$ 1,367	$ 1,730	$ 2,605